Earnings per share - Narrative (Details) - shares	2 Months Ended	12 Months Ended
	Feb. 17, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity-Settled Share-Based Payment Arrangement, Share Unit
Earnings per share [line items]
Performance or restricted period		3 years
Ordinary Shares
Earnings per share [line items]
Number of ordinary shares outstanding (in shares)		17,974,112,648	19,642,221,041
Ordinary Shares | Subsequent Event
Earnings per share [line items]
Net increase in the number of ordinary shares outstanding (in shares)	6,834,739
Increase in number of ordinary shares outstanding (in shares)	20,346,389